Incremental Assets and Liabilities of VIEs Included in Consolidated Financial Statements (Detail) (Variable Interest Entity, Primary Beneficiary, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Available-for-sale	$ 479	$ 483
Trading assets	10,751	14,121
Other assets	596	645
Total assets	11,826	15,249
Trading liabilities	10,053	13,561
Other liabilities	475	388
Total liabilities	10,528	13,949
Non-redeemable noncontrolling interests	670	699
Investment Management Funds
Variable Interest Entity [Line Items]
Trading assets	10,751	14,121
Other assets	596	645
Total assets	11,347	14,766
Trading liabilities	10,053	13,561
Other liabilities	32	2
Total liabilities	10,085	13,563
Non-redeemable noncontrolling interests	670	699
Securitizations
Variable Interest Entity [Line Items]
Available-for-sale	479	483
Total assets	479	483
Other liabilities	443	386
Total liabilities	$ 443	$ 386